Related-Party Transactions - Compensation Expenses of Key Management Personnel (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	¥ 1,206	¥ 1,102	¥ 1,135
Share-based compensation	¥ 316	¥ 304	¥ 295